Vessels, Net-Additional Information (Details) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 21, 2010 USD ($) Teutonic	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)
Gain on sale of vessel			$ 2,903
MSC Azov (Hull H1068A) [Member]
Capacity of each Vessels | Teutonic	9,403
Vessels' cost	$ 95,080
Vessels' Delivered on	January 14, 2014
MSC Ajaccio (Hull H1069A) [Member]
Capacity of each Vessels | Teutonic	9,403
Vessels' cost	$ 95,080
Vessels' Delivered on	March 14, 2014
MSC Amalfi (Hull H1070A) [Member]
Capacity of each Vessels | Teutonic	9,403
Vessels' cost	$ 95,080
Vessels' Delivered on	April 28, 2014
Neapolis, Areopolis and Lakonia acquisition [Member]
Cost of acquisition of three secondhand vessels				$ 27,740
Konstantina disposal [Member]
Vessels' disposal price			7,546
Gain on sale of vessel			$ (2,903)
Vessels, Net, Additional Information [Member]
Carrying value of fully depreciated vessels		$ 2,963
Number of fully depreciated vessels		1
Carrying value of vessels provided as collaterals to secure loans		$ 1,896,568
Number of vessels provided as collaterals to secure loans		46